Summary of Significant Accounting Policies - Loss per Share - Additional Information (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
SHAPEWAYS, INC
Number of shares included in loss per common share	5,396,377	4,675,532	4,936,601	4,442,094